DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS (Details Narrative) - USD ($)																			1 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 11, 2024	Oct. 10, 2024	Aug. 08, 2024	Aug. 07, 2024	Apr. 29, 2024	Apr. 28, 2024	Mar. 22, 2024	Mar. 21, 2024	Jan. 08, 2024	Aug. 04, 2023	Jan. 31, 2023	Jan. 18, 2023	Feb. 10, 2022	Feb. 09, 2022	Jan. 19, 2022	Jan. 13, 2022	May 25, 2021	May 07, 2021	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2023	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Feb. 12, 2024	Jan. 11, 2024	Jun. 13, 2023	Jun. 12, 2023	Jun. 09, 2023	Jan. 10, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash																101,000,000
Shares issued price per share									$ 11.23							$ 10.10
Proceeds from issuance initial public offering																											$ 99,429,074
Gross proceeds from private placement																											$ 4,511,301
Underwriters deferred discount														$ 31,814
Minimum net tangible asset upon consummation of business combination																			$ 5,000,001					$ 5,000,001	$ 5,000,001	$ 5,000,001
Percentage of the public shareholding to be redeemed in case the business combination is not complete																			100.00%					100.00%	100.00%	100.00%
Common stock, par value																			$ 0.000001					$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Interest to pay dissolution expenses																			$ 100,000					$ 100,000	$ 100,000	$ 100,000
Extension loan									$ 150,000																	$ 2,903,628		$ 3,143,628					$ 150,000	$ 150,000
Shares redeem for cash, value																$ 101,000,000
Common stock subject to possible redemption, shares																										4,522,582	10,159,069
Public shares redeemed									2,804,919														4,227,461
Aggregate amount									$ 31,200,000
Common stock shares outstanding																			2,990,897					2,990,897	2,990,897	2,990,897	2,990,897
Cash in operating bank account																			$ 30,680					$ 30,680	$ 30,680	$ 15,282	$ 391,924
Proceeds from issuance of common stock to Sponsor																									25,000	25,000
Repayments of promissory note															$ 133,533
Working capital loan																			1,088,861					1,088,861	1,088,861	754,748
Deferred underwriting commissions, noncurrent																			$ 3,555,674					$ 3,555,674	$ 3,555,674	$ 3,555,674	3,555,674
Common stock subject to possible redemption, shares											5,931,608								1,717,663				5,931,608	1,717,663	1,717,663	4,522,582
Extension loan																			$ 3,323,628					$ 3,323,628	$ 3,323,628	$ 2,903,628
Extension loan																								$ 180,000
Payments of extension loans																			$ 60,000	$ 60,000	$ 60,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares outstanding									1,717,663
Earnout purchaser shares issuable																											451,130
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued price per share									$ 11.23
Extension loan									$ 150,000
Public shares redeemed									2,804,919
Aggregate amount									$ 31,500,000
Subsequent Event [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares outstanding									1,717,663
Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash												7,000,000
Shares issued price per share												$ 10.00				$ 0.0625																	$ 0.0625
Common stock, par value												$ 0.000001
Number of additional purchaser shares issued based on performance												3,200,000
Number of purchaser shares issued based on performance												3,500,000
Business Combination Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued price per share	$ 10.00
Business Combination Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash										9,000,000
Business Combination Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash										7,000,000
Investment Management Trust Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Extension loan																																$ 60,000
Business Combination Agreement Amendment Number Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash							4,800,000	7,000,000
Earnout purchaser shares issuable							2,700,000	2,000,000
Business Combination Agreement Amendment Number Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash					4,000,000	4,800,000
Earnout purchaser shares issuable					800,000
Business Combination Agreement Amendment Number Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash			7,500,000	4,000,000
Earnout purchaser shares issuable			500,000
Business Combination Agreement Amendment Number Five [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash	4,000,000	7,500,000
Earnout purchaser shares issuable	800,000
Earnout purchaser shares issued	3,500,000
Broad Capital LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash																	80,000	2,875,000
Shares redeem for cash, value																		$ 25,000
Sale of stock description																									The initial stockholders have agreed not to transfer, assign or sell any of the Common Stock (except to certain permitted transferees as disclosed herein) until, with respect to any of the Common Stock, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their Common Stock for cash, securities or other property.	The initial stockholders have agreed not to transfer, assign or sell any of the Common Stock (except to certain permitted transferees as disclosed herein) until, with respect to any of the Common Stock, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their Common Stock for cash, securities or other property.
Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash																						1,409,026
Shares issued price per share																			$ 10.10					$ 10.10	$ 10.10	$ 10.10
Minimum market value net asset held in trust account, percentage																			80.00%					80.00%	80.00%	80.00%
Share price per share											$ 10.25											$ 10.68	$ 10.25
Shares redeem for cash, value											$ 43,350,000											$ 15,048,835
Deposits									$ 60,000													$ 150,000									$ 150,000
Sale of stock description																									In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, if an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.	In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, if an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Trust Account [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits									$ 60,000																				$ 60,000	$ 60,000
Trust Account [Member] | Post Business Combination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, voting interest rate																									The Company will only complete a Business Combination if the post transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”)	The Company will only complete a Business Combination if the post transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash																10,000,000
Shares issued price per share																$ 10.00
Proceeds from issuance initial public offering																$ 100,000,000
Payments of stock issuance costs																6,917,226
Deferred underwriting commissions																$ 3,500,000
Sale of stock description																Each Unit consists of one share of common stock and one right to receive one-tenth (1/10) of one share of common stock upon the consummation of an initial business combination.									In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00)	In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
Deferred underwriting commissions, noncurrent																$ 3,500,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash													159,069	159,069
Shares issued price per share													$ 10.00
Proceeds from issuance initial public offering													$ 1,590,690	$ 1,590,690
Options to purchase stock																1,500,000
Forfeited shares													335,233	335,233
Proceeds from over allotment													$ 1,606,597	$ 1,606,597
Over-Allotment Option [Member] | Broad Capital LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash																4,772
Shares issued price per share																$ 10.00
Gross proceeds from private placement																$ 47,720
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeem for cash																446,358
Shares issued price per share																$ 10.00
Gross proceeds from private placement																$ 4,463,580